Regulatory Matters - Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio, Actual Ratio	4
Total risk-based capital ratio, Actual Ratio	8
Citizens Holding Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 104,181	$ 101,640
Common Equity tier 1 capital ratio	104,181	101,640
Tier 1 risk-based capital ratio	104,181	101,640
Total risk-based capital ratio	$ 108,694	$ 106,375
Tier 1 leverage ratio, Actual Ratio	7.80	7.22
Common Equity tier 1 capital ratio, Actual Ratio	7.80	7.22
Tier 1 risk-based capital ratio, Actual Ratio	13.16	12.55
Total risk-based capital ratio, Actual Ratio	13.73	13.14
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 66,789	$ 70,344
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	86,826	91,448
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	63,322	64,780
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 79,153	$ 80,975
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00	5.00
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00	8.00
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00	10.00
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 53,431	$ 56,275
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	60,110	63,310
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	47,492	48,585
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 63,322	$ 64,780
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00	4.00
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00	6.00
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00	8.00
Citizens Bank of Philadelphia [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 121,421	$ 99,170
Common Equity tier 1 capital ratio	121,421	99,170
Tier 1 risk-based capital ratio	121,421	99,170
Total risk-based capital ratio	$ 125,934	$ 103,905
Tier 1 leverage ratio, Actual Ratio	9.09	7.05
Common Equity tier 1 capital ratio, Actual Ratio	9.09	7.05
Tier 1 risk-based capital ratio, Actual Ratio	15.34	12.25
Total risk-based capital ratio, Actual Ratio	15.91	12.84
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 66,776	$ 70,326
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	86,808	91,423
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	63,314	64,759
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 79,143	$ 80,948
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00	5.00
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00	8.00
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00	10.00
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 53,421	$ 56,261
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	60,098	63,293
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	47,486	48,569
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 63,314	$ 64,759
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00	4.00
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00	6.00
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00	8.00